Non-controlling interest (Restated) - Changes in Non-controlling Interest (Details) - USD ($) $ in Millions		3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Jun. 30, 2016		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		$ 549	[1]	$ 631	[1]	$ 615	[1]	$ 615	[1]	$ 615	[1]	$ 615	[1]	$ 626		$ 690
Changes during period												(99)		(10)		(172)
Net income attributable to non-controlling interest		2	[2]	15	[2]	16	[2]	31	[2]	(270)	[2]	26		(1)	[2]	108
Impairment of goodwill														(94)
Balance, end of period		545	[1]	549	[1]	631	[1]	549	[1]	545	[1]	542		615	[1]	626
As previously filed on Form 20-F
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	[1]	537		618		604		604		604		604
Net income attributable to non-controlling interest	[2]	1		16		14		30		(323)				(12)
Net Income (Loss) Attributable to Noncontrolling Interest, Net of Goodwill Impairment														82
Balance, end of period	[1]	$ 533		$ 537		618		537		533				604
Restatement Adjustment
Changes in non-controlling interest [Roll Forward]
Net income attributable to non-controlling interest														11
Ship Finance International Ltd VIEs
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period						14		14		14		14		32		78
Changes during period												(112)		0		(57)
Net income attributable to non-controlling interest												29				11
Impairment of goodwill														(48)
Balance, end of period												(69)		14		32
Ship Finance International Ltd VIEs | As previously filed on Form 20-F
Changes in non-controlling interest [Roll Forward]
Net Income (Loss) Attributable to Noncontrolling Interest, Net of Goodwill Impairment														30
Ship Finance International Ltd VIEs | Restatement Adjustment
Changes in non-controlling interest [Roll Forward]
Net income attributable to non-controlling interest														0
North Atlantic Drilling Ltd
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period						179		179		179		179		205		173
Changes during period												7		8		(4)
Net income attributable to non-controlling interest												(21)				36
Impairment of goodwill														(18)
Balance, end of period												165		179		205
North Atlantic Drilling Ltd | As previously filed on Form 20-F
Changes in non-controlling interest [Roll Forward]
Net Income (Loss) Attributable to Noncontrolling Interest, Net of Goodwill Impairment														(27)
North Atlantic Drilling Ltd | Restatement Adjustment
Changes in non-controlling interest [Roll Forward]
Net income attributable to non-controlling interest														11
Seadrill Partners LLC
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period						0		0		0		0		0		115
Changes during period												0		0		(115)
Net income attributable to non-controlling interest												0				0
Impairment of goodwill														0
Balance, end of period												0		0		0
Seadrill Partners LLC | As previously filed on Form 20-F
Changes in non-controlling interest [Roll Forward]
Net Income (Loss) Attributable to Noncontrolling Interest, Net of Goodwill Impairment														0
Seadrill Partners LLC | Restatement Adjustment
Changes in non-controlling interest [Roll Forward]
Net income attributable to non-controlling interest														0
Asia Offshore Drilling Ltd
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period						140		140		140		140		134		111
Changes during period												0		(14)		0
Net income attributable to non-controlling interest												9				23
Impairment of goodwill														0
Balance, end of period												149		140		134
Asia Offshore Drilling Ltd | As previously filed on Form 20-F
Changes in non-controlling interest [Roll Forward]
Net Income (Loss) Attributable to Noncontrolling Interest, Net of Goodwill Impairment														20
Asia Offshore Drilling Ltd | Restatement Adjustment
Changes in non-controlling interest [Roll Forward]
Net income attributable to non-controlling interest														0
Sevan Drilling ASA
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period						282		282		282		282		251		213
Changes during period												0		0		0
Net income attributable to non-controlling interest												9				38
Impairment of goodwill														(28)
Balance, end of period												291		282		251
Sevan Drilling ASA | As previously filed on Form 20-F
Changes in non-controlling interest [Roll Forward]
Net Income (Loss) Attributable to Noncontrolling Interest, Net of Goodwill Impairment														59
Sevan Drilling ASA | Restatement Adjustment
Changes in non-controlling interest [Roll Forward]
Net income attributable to non-controlling interest														0
Seadrill Nigeria Operations Limited
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period						$ 0		$ 0		$ 0		0		4		0
Changes during period												6		(4)		4
Net income attributable to non-controlling interest												0				0
Impairment of goodwill														0
Balance, end of period												$ 6		0		$ 4
Seadrill Nigeria Operations Limited | As previously filed on Form 20-F
Changes in non-controlling interest [Roll Forward]
Net Income (Loss) Attributable to Noncontrolling Interest, Net of Goodwill Impairment														0
Seadrill Nigeria Operations Limited | Restatement Adjustment
Changes in non-controlling interest [Roll Forward]
Net income attributable to non-controlling interest														$ 0

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"